Equity-Based Compensation (Notes)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity-Based Compensation [Text Block]
Note 15 – Equity-Based Compensation
Williams Plan Information
The Williams Companies, Inc. 2007 Incentive Plan (Plan) provides for Williams common-stock-based awards to both employees and nonmanagement directors. The Plan permits the granting of various types of awards including, but not limited to, stock options and restricted stock units. Awards may be granted for no consideration other than prior and future services or based on certain financial performance targets being achieved.
Williams bills us directly for compensation expense related to stock-based compensation awards based on the fair value of the awards.
Operating and maintenance expenses and Selling, general, and administrative expenses include equity-based compensation expense for the years ended December 31, 2014, 2013, and 2012 of $14 million, $12 million and $13 million, respectively.
Pre-merger ACMP Plan Information
Certain employees of Pre-merger ACMP’s general partner received equity-based compensation through Pre-merger ACMP’s equity-based compensation programs. The fair value of the awards issued was determined based on the fair market value of the units of Pre-merger ACMP on the date of grant. This value is being amortized over the vesting period, which is from one to four years from the date of grant. Beginning in 2015 certain of these employees will transition to our equity-based compensation plans. No additional awards of units through Pre-merger ACMP’s equity-based compensation programs are expected. Included in Operating and maintenance expenses; Selling, general, and administrative expenses; and Equity earnings (losses) is equity-based compensation expense of $11 million in 2014 related to Pre-merger ACMP’s equity-based compensation program. As of December 31, 2014, there was $65 million of unrecognized compensation expense attributable to the outstanding awards, which does not include the effect of estimated forfeitures of $6 million. These amounts are expected to be recognized over a weighted average period of 2.3 years.
The following summary reflects nonvested restricted stock unit activity for awards issued by Pre-merger ACMP and related information for the six months ended December 31, 2014:

Restricted Stock Units Outstanding	Units	Weighted- Average Fair Value
	(Millions)
Granted	1.3	$59.67
Forfeited	—	$63.89
Vested	—	$63.75
Nonvested at December 31, 2014	1.3	$59.35